Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Sweden ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
Saab AB, Class B	132,067	$6,660,522
Banks — 10.2%
Skandinaviska Enskilda Banken AB, Class A	624,121	12,420,209
Svenska Handelsbanken AB, Class A	601,313	8,350,329
Swedbank AB, Class A	350,009	11,138,746
		31,909,284
Biotechnology — 0.9%
Swedish Orphan Biovitrum AB(a)	80,902	2,908,538
Building Products — 5.8%
Assa Abloy AB, Class B	413,206	15,715,883
Nibe Industrier AB, Class B	623,706	2,308,742
		18,024,625
Capital Markets — 2.3%
EQT AB	203,592	7,052,824
Commercial Services & Supplies — 1.0%
Securitas AB, Class B	203,183	3,099,718
Communications Equipment — 3.6%
Telefonaktiebolaget LM Ericsson, Class B	1,153,761	11,133,287
Construction & Engineering — 1.2%
Skanska AB, Class B	140,060	3,597,107
Diversified Telecommunication Services — 1.3%
Telia Co. AB	973,915	3,912,782
Electronic Equipment, Instruments & Components — 3.2%
Hexagon AB, Class B	855,923	10,035,671
Entertainment — 12.3%
Spotify Technology SA(a)	64,462	38,604,358
Financial Services — 10.2%
Industrivarden AB, Class A	48,723	2,046,426
Industrivarden AB, Class C	64,243	2,700,678
Investor AB, Class B	751,108	25,575,729
L E Lundbergforetagen AB, Class B	31,278	1,662,978
		31,985,811
Hotels, Restaurants & Leisure — 1.2%
Evolution AB(b)	54,870	3,757,928
Household Products — 2.2%
Essity AB, Class B	248,531	6,879,258
Industrial Conglomerates — 1.6%
Investment AB Latour, Class B	61,321	1,468,702
Lifco AB, Class B	95,937	3,535,517
		5,004,219
Machinery — 27.6%
Alfa Laval AB	119,327	5,644,083
Atlas Copco AB, Class A	1,107,351	18,818,394
Security	Shares	Value
Machinery (continued)
Atlas Copco AB, Class B	643,484	$9,849,518
Epiroc AB, Class A	271,775	5,837,471
Epiroc AB, Class B	160,494	3,093,776
Indutrade AB	112,454	2,794,310
Sandvik AB	439,561	13,292,081
SKF AB, Class B	140,853	3,694,251
Trelleborg AB, Class B	83,762	3,519,929
Volvo AB, Class B	655,059	19,648,877
		86,192,690
Metals & Mining — 1.8%
Boliden AB(a)	117,235	5,625,609
Paper & Forest Products — 1.4%
Holmen AB, Class B	28,957	1,060,884
Svenska Cellulosa AB SCA, Class B	250,934	3,262,926
		4,323,810
Real Estate Management & Development — 1.3%
Fastighets AB Balder, Class B(a)	295,497	2,124,437
Sagax AB, Class B	90,456	1,935,360
		4,059,797
Specialty Retail — 1.2%
H & M Hennes & Mauritz AB, Class B	203,761	3,702,159
Trading Companies & Distributors — 2.0%
AddTech AB, Class B	107,332	3,693,668
Beijer Ref AB, Class B	168,311	2,682,845
		6,376,513
Wireless Telecommunication Services — 1.1%
Tele2 AB, Class B	225,313	3,589,809
Total Long-Term Investments — 95.5% (Cost: $290,839,389)		298,436,319
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(c)(d)	100,000	100,000
Total Short-Term Securities — 0.0% (Cost: $100,000)		100,000
Total Investments — 95.5% (Cost: $290,939,389)		298,536,319
Other Assets Less Liabilities — 4.5%		14,168,873
Net Assets — 100.0%		$312,705,192

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Sweden ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$220,000	$—	$(120,000)(a)	$—	$—	$100,000	100,000	$1,323	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Stockholm 30 Index	481	12/19/25	$14,248	$495,883
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	3,030,370	USD	319,983	Standard Chartered Bank	12/19/25	$1,330
USD	2,213,045	EUR	1,880,122	Standard Chartered Bank	12/19/25	29,395
						30,725
SEK	1,369,356	USD	147,365	Standard Chartered Bank	12/19/25	$(2,171)
						$28,554
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Sweden ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$38,604,358	$259,831,961	$—	$298,436,319
Short-Term Securities
Money Market Funds	100,000	—	—	100,000
	$38,704,358	$259,831,961	$—	$298,536,319
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$30,725	$—	$30,725
Equity Contracts	—	495,883	—	495,883
Liabilities
Foreign Currency Exchange Contracts	—	(2,171)	—	(2,171)
	$—	$524,437	$—	$524,437

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts.  Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.